Vanguard U.S. Growth Fund

Vanguard Consumer Staples Index Fund

Vanguard Energy Index Fund

Vanguard Financials Index Fund

Vanguard Health Care Index Fund

Vanguard Information Technology Index Fund

Vanguard Mega Cap Index Fund

Supplement to the Statement of Additional Information Dated
December 21, 2017 (Revised May 3, 2018)

Effective June 22, 2018, State Street Bank and Trust Company, One Lincoln
Street, Boston, MA 02111, serves as the custodian for Vanguard U.S. Growth
Fund, Vanguard Consumer Staples Index Fund, Vanguard Energy Index Fund,
Vanguard Financials Index Fund, Vanguard Health Care Index Fund, Vanguard
Information Technology Index Fund, and Vanguard Mega Cap Index Fund (the
“Funds”). The custodian is responsible for maintaining the Funds’ assets, keeping all necessary accounts and records of the Funds’ assets, and appointing any foreign sub-custodians or foreign securities depositories.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 023C 062018